Segment disclosure - Disclosure of revenues, expenses and cash flows per operating segment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 224,877	$ 213,630
Gross profit	138,870	104,325
Operating expenses (G&A, bus. dev and exploration)	(46,630)	(36,322)
Mining operating expenses	(12,919)	0
Impairments	(126,650)	(36,298)
Net earnings (loss)	(56,675)	16,229
Cash flows from operating activities
Before working capital items	131,094	106,244
Working capital items	(24,999)	1,734
After working capital items	106,095	107,978
Cash flows from investing activities	(272,038)	(223,099)
Cash flows from financing activities	(19,601)	316,861
Royalties, streams and similar interests [Member]
Disclosure of operating segments [line items]
Revenues	224,877	213,630
Gross profit	138,870	104,325
Operating expenses (G&A, bus. dev and exploration)	(23,778)	(28,021)
Mining operating expenses	0
Impairments	(4,400)	(36,298)
Net earnings (loss)	77,277	23,501
Cash flows from operating activities
Before working capital items	158,632	116,631
Working capital items	(5,413)	(2,669)
After working capital items	153,219	113,962
Cash flows from investing activities	(120,766)	(161,131)
Cash flows from financing activities	(54,339)	109,444
Mining exploration, evaluation and development [Member]
Disclosure of operating segments [line items]
Revenues	7,275	0
Gross profit	0	0
Operating expenses (G&A, bus. dev and exploration)	(22,852)	(8,301)
Mining operating expenses	(12,919)
Impairments	(122,250)	0
Net earnings (loss)	(133,952)	(7,272)
Cash flows from operating activities
Before working capital items	(21,828)	(10,387)
Working capital items	(19,586)	4,403
After working capital items	(41,414)	(5,984)
Cash flows from investing activities	(156,982)	(61,968)
Cash flows from financing activities	34,738	207,417
Intersegment transactions (Member)
Disclosure of operating segments [line items]
Revenues	(7,275)	0
Gross profit	0	0
Operating expenses (G&A, bus. dev and exploration)	0	0
Mining operating expenses	0
Impairments	0	0
Net earnings (loss)	0	0
Cash flows from operating activities
Before working capital items	(5,710)	0
Working capital items	0	0
After working capital items	(5,710)	0
Cash flows from investing activities	5,710	0
Cash flows from financing activities	$ 0	$ 0